Disposals - Disposal of IHS Rwanda and IHS Kuwait (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 09, 2025	Dec. 19, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Non-controlling interests derecognized				$ 23.1
Exchange differences on translation of foreign operations recycled			$ 16.1	$ (0.1)	[1]
IHS Rwanda Group
Disclosure of subsidiaries [line items]
Net assets disposed	$ (70.0)
Exchange differences on translation of foreign operations recycled	(16.0)
Total net assets disposed, non-controlling interests derecognized and exchange differences on translation of foreign operations recycled	(86.0)
Cash	175.0
Deferred consideration	92.7
Earn-out receivable	2.9
Proceeds	270.6
Costs of disposal	(6.9)
Net gain on disposal	$ 177.7
IHS Kuwait Limited
Disclosure of subsidiaries [line items]
Net assets disposed		$ (77.0)
Non-controlling interests derecognized		23.1
Exchange differences on translation of foreign operations recycled		(0.1)
Total net assets disposed, non-controlling interests derecognized and exchange differences on translation of foreign operations recycled		(54.0)
Proceeds		139.8
Costs of disposal		(1.9)
Net gain on disposal		$ 83.9

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information